SHARE-BASED COMPENSATION - General Information (Details)	Jan. 27, 2016 shares	Feb. 18, 2010 plan	Mar. 31, 2017 shares	Jun. 30, 2016 shares
SHARE-BASED COMPENSATION
Number of stock award plans prior to the adoption of 2010 plan | plan		2
2010 Plan | Stock options
SHARE-BASED COMPENSATION
Increase in the number of shares available for issuance	750,000
Period within which shares of common stock, options or restricted stock can be awarded under the 2010 plan		10 years
Number of shares issuable under the plan			2,000,000	2,000,000
Number of shares remaining available for issuance			783,460	945,710